Group income statement - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Group income statement
Revenue		$ 5,810	$ 5,549	$ 5,215
Cost of goods sold		(1,764)	(1,730)	(1,540)
Gross profit		4,046	3,819	3,675
Selling, general and administrative expenses		(3,100)	(3,055)	(2,880)
Research and development expenses		(289)	(339)	(345)
Operating profit		657	425	450
Interest income		24	34	14
Interest expense		(145)	(132)	(80)
Other finance costs		(28)	(7)	(8)
Share of results of associates		(10)	(30)	(141)
Profit before taxation		498	290	235
Taxation		(86)	(27)	(12)
Attributable profit for the year	[1]	$ 412	$ 263	$ 223
Earnings per ordinary share
Basic	[1]	$ 0.472	$ 0.302	$ 0.255
Diluted	[1]	$ 0.470	$ 0.301	$ 0.255

[1]	Attributable to equity holders of the Company and wholly derived from continuing operations.